Segment Information - Schedule of Net Sales by Product Category and Revenue Stream (Details) - CODM [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Net sales		$ 1,235,576	$ 1,496,963	$ 1,720,273
Gross profit		131,488	167,557	216,626
Salary and compensation		62,064	88,108	100,615
Credit card fees		28,045	35,324	42,737
Marketing expense		13,950	12,674	14,701
Professional fees		7,719	11,525	16,803
Other operating expenses	[1]	33,302	43,909	46,348
Total operating expenses		145,080	191,540	221,204
Depreciation and amortization		10,704	13,441	11,021
Stock based compensation		27,255	33,660	33,939
Other expenses (income)	[2]	(8,223)	(12,094)	7,891
Net loss		(43,328)	(58,990)	(57,429)
Direct sales revenues [Member]
Revenue, Major Customer [Line Items]
Net sales	[3]	1,123,489	1,396,624	1,607,027
Marketplace revenues [Member]
Revenue, Major Customer [Line Items]
Net sales	[4]	25,205	32,330	47,005
Services revenues [Member]
Revenue, Major Customer [Line Items]
Net sales	[5]	$ 86,882	$ 68,009	$ 66,241

[1]	Consists primarily of warehouse rent, warehouse supplies, software support & subscription, small equipment expenses, and bad debt expenses.
[2]	Consists primarily of other non-operating related income, provision for income taxes, gain from sales of investment, interest income/expense, and impairment of equity method investment.
[3]	Includes all first-party product sales where Newegg owns and sells its own inventories within its websites and third-party marketplace platforms.
[4]	Includes all the commission revenues earned from sales made by sellers on its websites.
[5]	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.